Loan Facility	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Loan Facility
17.	Loan Facility
On July 20, 2022, the Company entered into a credit agreement with certain funds and accounts for which Marathon Asset Management, L.P. acts as investment manager (collectively, “Marathon”) providing for up to $
100,000
(the “Loan Facility” or “Marathon Credit Agreement”) in loan. The disbursement of the loan was to be made available to the Company over time in four various tranches with each bearing specific conditions to be met by the Company.
On July 27, 2022, a principal amount of $40,000 (“Tranche 1 Loan”) was funded while on June 21, 2023, a second $20,000 (‘Tranche 2 Loan”) was funded as a result of the lender removing during the first quarter of 2023 the condition related to the submission to the FDA of the results from the human factor study the Company was then conducting. Refer to Note 20(c) for a discussion on the cost of the amendment. The Company does not meet the conditions precedents to draw down the additional tranches of capital of $15,000 and $25,000, respectively.
On July 3, 2023, the Company incurred a Liquidity Breach resulting in the lender having the ability to demand immediate repayment of the debt and in making available to the lender the collateralized assets, which include substantially all cash, bonds and money market funds which are subject to control agreements. On July 10, 2023, the Company and the lender amended the terms of the Marathon Credit Agreement to reduce the minimum liquidity covenant for the period of July 10 to July 28, 2023 as follows:
●	From $20,000 to $14,000 between July 10, 2023 up to and including July 21, 2023; and
●	From $14,000 to $16,000 between July 22, 2023 up to and including July 28, 2023.
On July 28, 2023, the Company and the lender entered into an additional amendment to the terms of the Marathon Credit Agreement to provide, amongst other things, for the minimum liquidity covenant to be
$
15,000
from July 29, 2023, up to and including October 31, 2023. After such date, the minimum liquidity covenant was set at
$
20,000
;
provided, however, that if the F8 formulation of tesamorelin was not approved by the United States Food and Drug Administration by March 31, 2024, the minimum liquidity covenant was set at
$
30,000
.
On September 21, 2023, the Company obtained a waiver from the lender relating to the Liquidity Breach for the period between July 3, 2023 up to end and including July 9, 2023. On October 13, 2023, the Company and the lender entered into an additional amendment to the Marathon Credit Agreement (the “Fifth Amendment”) providing for, amongst other things, the following amendments:

-
revising the minimum liquidity requirements for all times following October 31, 2023 to be between $15,000 and $20,000, based on thresholds for Marathon Adjusted EBITDA over the most recently ended four fiscal quarters;

-	revising the minimum revenue requirements to be based on Marathon Adjusted EBITDA-based targets instead of quarterly revenue-based targets, beginning with the quarter ending November 30, 2023;
-
deleting the prohibition against the Company having a going concern explanatory paragraph in the opinion of the independent registered public accounting firm of the Company that accompanies to the Company’s annual report.

In consideration of the Fifth Amendment, the Company agreed to (i) pay an amount equal to
$540
amortized value ($600), or
100
($60,000),

which amount was added to the outstanding principal amount of the funded debt as payment in kind; and (ii) reset the exercise price of the Marathon Warrants, which are now exercisable into
1,250,000
common shares at $
2.30
per common share, down from the previous $
5.80
per common share.
The salient conditions of the amounts drawn under the Loan Facility are as follows:

●
The Loan Facility has an initial term of five years, provides for an interest-only period of 24 months, and bears interest at the Secured Overnight Financing Rate (“SOFR”) plus 9.5%. The Tranche 1 Loan and Tranche 2 Loan are repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024. The Company is entitled to prepay the outstanding Loan Facility at any time subject to certain prepayment premium amount: for Tranche 1 Loan until July 27, 2024, an amount equal to the make whole amount, and after this date, a maximum amount of 3% of the principal amount being prepaid. For Tranche 2 Loan, until June 21, 2025, an amount equal to the make whole amount, and after this date, a maximum amount of 3% of the principal amount being prepaid;

●
The Loan Facility provides Marathon Adjusted EBITDA-based targets and minimum liquidity requirements (both as defined in the Marathon Credit Agreement) for all times to be between
 $
15,000
and
$20,000
based on thresholds for Marathon Adjusted EBITDA over the most recently ended four financial quarters;

●
The Loan Facility restricts the ability to incur additional debt and to make acquisitions, dispositions, in-licensing and out-licensing of products or assets, except in very limited circumstances. A breach of the terms and conditions of the Marathon Credit Agreement will create an event of default resulting in an increase of
300 basis points
on the outstanding loan and provide the lender with the ability to demand immediate repayment of the debt;

●	The lender has a first ranking security interest on all of the Company’s assets, subject to certain credit card arrangements restrictions.

The movement in the carrying value of the Loan Facility is as follows:

Proceeds from Loan Facility on July 27, 2022	$40,000

Transaction costs	(2,285)

Accretion expense	179

Term loan as at November 30, 2022	$37,894

Proceeds from Tranche 2 Loan on June 21, 2023	20,000

Costs related to issuance of Tranche 2 Loan	(1,182)

Costs related to Marathon Warrants (note 20(c))	(78)

Consideration f or the Fifth Amendment	540

Accretion expense	800

Term loan as at November 30, 2023	$57,974

Current portion	(7,286)

Non-current portion	$50,688

On June 21, 2023, the Company drew down on the Tranche 2 Loan, for net proceeds of $19,300. An amount of $482 was reclassed from deferred financing costs assets and applied against the loan balance.
Deferred financing costs in the amount of $347
were written off in the statement of net loss of November 30, 2023 in relation to the additional tranches of the Loan Facility.